DEBT (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt

2022	$–
2023	–
2024	–
2025	–
2026	–
2027	1,420
Thereafter	148,580
Total long-term debt	$150,000